FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Changes in Equity (Details) - USD ($)		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ (18,963,000)	$ 14,399,000	$ 123,679,000
Stock option exercised, shares		0
Share issued	23,876,308	23,876,308
Share-based compensation		$ 186,000	161,000	45,000
Foreign currency translation adjustment		(384,000)	381,000	(2,974,000)
Net loss		6,448,000	(33,904,000)	(93,419,000)
Capital contribution from noncontrolling		1,449,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				795,000
Ending Balance		$ (1,358,000)	$ (18,963,000)	$ 14,399,000
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares		125,664,777	125,664,777	125,629,779
Beginning Balance		$ 128,000	$ 128,000	$ 128,000
Share issued		23,876,308
Share-based compensation		$ 0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	$ 0	0
Capital contribution from noncontrolling		$ 0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				$ 0
Ending Balance, shares		149,541,085	125,664,777	125,664,777
Ending Balance		$ 152,000	$ 128,000	$ 128,000
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		284,887,000	284,726,000	286,739,000
Share-based compensation		186,000	161,000	45,000
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital contribution from noncontrolling		1,299,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				945,000
Ending Balance		288,879,000	284,887,000	284,726,000
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(2,351,000)	(2,351,000)	(2,351,000)
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital contribution from noncontrolling		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				0
Ending Balance		(2,351,000)	(2,351,000)	(2,351,000)
Accumulated deficits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(293,892,000)	(262,415,000)	(172,318,000)
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		7,527,000	(31,477,000)	(90,097,000)
Capital contribution from noncontrolling		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				0
Ending Balance		(286,365,000)	(293,892,000)	(262,415,000)
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		31,692,000	31,311,000	35,451,000
Share-based compensation		0	0	0
Foreign currency translation adjustment		(384,000)	381,000	(4,140,000)
Net loss		0	0	0
Capital contribution from noncontrolling		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				0
Ending Balance		31,308,000	31,692,000	31,311,000
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		20,464,000	51,399,000	147,649,000
Share issued to Ascent Investor Relations LLC				18,000
Share issued		2,531,000
Share-based compensation		186,000	161,000	45,000
Foreign currency translation adjustment		(384,000)	381,000	(4,140,000)
Net loss		7,527,000	(31,477,000)	(90,097,000)
Capital withdraw from non-controlling				(1,131,000)
Capital contribution from noncontrolling		1,299,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				(945,000)
Ending Balance		$ 31,623,000	$ 20,464,000	$ 51,399,000
Parent Company [Member] | Reportable Legal Entities [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares		125,664,777	125,664,777	125,629,779
Beginning Balance		$ 128,000	$ 128,000	$ 128,000
Share issued to Ascent Investor Relations LLC, shares				34,998
Share issued to Ascent Investor Relations LLC				$ 30,000
Share issued		23,876,308
Share issued		$ 24,000
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	$ 0	0
Capital withdraw from non-controlling				0
Capital contribution from noncontrolling		$ 0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				$ 0
Ending Balance, shares		149,541,085	125,664,777	125,664,777
Ending Balance		$ 152,000	$ 128,000	$ 128,000
Parent Company [Member] | Reportable Legal Entities [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		284,887,000	284,726,000	286,739,000
Share issued to Ascent Investor Relations LLC				18,000
Share issued		2,507,000
Share-based compensation		186,000	161,000	45,000
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital withdraw from non-controlling				(1,131,000)
Capital contribution from noncontrolling		1,299,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				(945,000)
Ending Balance		288,879,000	284,887,000	284,726,000
Parent Company [Member] | Reportable Legal Entities [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(2,351,000)	(2,351,000)	(2,351,000)
Share issued to Ascent Investor Relations LLC				0
Share issued		0
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital withdraw from non-controlling				0
Capital contribution from noncontrolling		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				0
Ending Balance		(2,351,000)	(2,351,000)	(2,351,000)
Parent Company [Member] | Reportable Legal Entities [Member] | Accumulated deficits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(293,892,000)	(262,415,000)	(172,318,000)
Share issued to Ascent Investor Relations LLC				0
Share issued		0
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		7,527,000	(31,477,000)	(90,097,000)
Capital withdraw from non-controlling				0
Capital contribution from noncontrolling		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				0
Ending Balance		(286,365,000)	(293,892,000)	(262,415,000)
Parent Company [Member] | Reportable Legal Entities [Member] | Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		31,692,000	31,311,000	35,451,000
Share issued to Ascent Investor Relations LLC				0
Share issued		0
Share-based compensation		0	0	0
Foreign currency translation adjustment		(384,000)	381,000	(4,140,000)
Net loss		0	0	0
Capital withdraw from non-controlling				0
Capital contribution from noncontrolling		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest				0
Ending Balance		$ 31,308,000	$ 31,692,000	$ 31,311,000